Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivable, Net
Schedule of trade accounts receivable, net

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Trade accounts receivable	509,737,390	126,998,338	18,463,572
Less: Allowance for doubtful accounts	—	—	—
Total trade accounts receivable, net	509,737,390	126,998,338	18,463,572